Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
Reinsurance

9.  Reinsurance

The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements.  These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.  Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.  The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers.  Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business.  The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2011 through current

Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior	Up to $1 million per life

In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business.  The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements.  In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential.  In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential.  In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential.  In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Direct	$2,229	$2,230	$2,215
Assumed
Affiliate	113	107	102
Non-affiliate	20	22	22
Ceded-non-affiliate	(730)	(776)	(806)
Premiums and contract charges, net of reinsurance	$1,632	$1,583	$1,533

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Direct	$2,036	$2,075	$1,915
Assumed
Affiliate	78	72	66
Non-affiliate	19	22	22
Ceded-non-affiliate	(631)	(673)	(601)
Contract benefits, net of reinsurance	$1,502	$1,496	$1,402

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Direct	$1,614	$1,774	$2,085
Assumed
Affiliate	10	10	11
Non-affiliate	11	12	12
Ceded-non-affiliate	(27)	(32)	(32)
Interest credited to contractholder funds, net of reinsurance	$1,608	$1,764	$2,076

Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2011	2010
Annuities	$1,827	$1,785
Life insurance	1,595	1,564
Long-term care insurance	949	840
Other	86	88
Total	$4,457	$4,277

As of December 31, 2011 and 2010, approximately 94% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.